Loans Payable - Additional Information (Detail) ¥ in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2016 USD ($) Tranche	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2016 USD ($) Tranche
Debt Instrument [Line Items]
Short-term loans						¥ 4,168		¥ 5,300	$ 775
Weighted average interest rates for outstanding borrowings						4.80%		3.42%	3.42%	4.80%
Unused line of credit for short term loans						¥ 2,800		¥ 2,600	$ 383
Outstanding borrowings from third party investors						12,600		13,700	2,000
Interest Rate Swap | Designated as Hedging Instrument
Debt Instrument [Line Items]
Gross notional amounts of derivatives									2,000	$ 2,000
iQIYI
Debt Instrument [Line Items]
Short-term loans						4,100		3,300	485
Carrying amount of real estate used as collateral						535		522	76
Restricted cash										$ 5
Unsatisfied financial convents short term borrowings outstanding								600	87
Baidu Core Business [Member]
Debt Instrument [Line Items]
Debt face amount								2,000	290
Other loans [Member] | iQIYI | July 2021 factored receivables
Debt Instrument [Line Items]
Interest rate		5.50%
Repayments Of LongTermDebt						200	$ 29
Effective interest rate		8.40%
Accounts payable to certain suppliers selected for securitization | ¥		¥ 232
Proceeds from issuance of debt securities | ¥		¥ 200
Other loans [Member] | iQIYI | November 2021 factored receivables
Debt Instrument [Line Items]
Interest rate	4.50%
Repayments Of LongTermDebt						570	$ 83
Effective interest rate	8.26%
Accounts payable to certain suppliers selected for securitization | ¥	¥ 634
Proceeds from issuance of debt securities | ¥	¥ 570
Asset-backed Securities [Member] | iQIYI
Debt Instrument [Line Items]
Outstanding borrowings from third party investors | ¥						763		0
A Group Of 21 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period					5 years
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan					$ 1,000
Bank loan maturity period					5 years
Number of tranches issued and sold | Tranche					2
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan					$ 1,000
Bank loan maturity period					5 years
Number of tranches issued and sold | Tranche												2
A Group Of 21 Arrangers | Debt Instrument Tranche One | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan					$ 250
Interest rate					2.11%							2.78%
A Group Of 21 Arrangers | Debt Instrument Tranche Two | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan												$ 250
Interest rate					2.10%							2.78%
Factoring Arrangements
Debt Instrument [Line Items]
Short-term loans						750		755	109
Factoring Arrangements | iQIYI
Debt Instrument [Line Items]
Structured payable arrangement amount						¥ 1,100		¥ 1,500	$ 217		¥ 396
A Group Of 22 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period				5 years
Debt face amount				$ 3,000
A Group Of 22 Arrangers | Five-year bullet maturity term loan
Debt Instrument [Line Items]
Bank loan maturity period				5 years
Interest rate				1.71%
Debt face amount				$ 1,500
Proceeds from Issuance of Debt			$ 1,500
A Group Of 22 Arrangers | Revolving Credit Facility
Debt Instrument [Line Items]
Bank loan maturity period				5 years
Interest rate				1.72%
Debt face amount				$ 1,500
Proceeds from Issuance of Debt			$ 500